Note 10 - Short-term Borrowings - Outstanding Balances and Related Information of Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at year-end	$ 0	$ 0
Average balance outstanding	85	22,637
Maximum month-end balance	$ 0	$ 62,329
Weighted-average rate during the year	0.40%	0.35%